Additional Financial Information of Company - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2012 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds USD ($)	Dec. 31, 2012 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds CNY	Dec. 31, 2011 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds CNY	Dec. 31, 2012 Parent Advances One USD ($)	Dec. 31, 2012 Parent Advances One CNY	Dec. 31, 2011 Parent Advances One CNY	Dec. 31, 2012 Parent Advances Two USD ($)	Dec. 31, 2012 Parent Advances Two CNY	Dec. 31, 2011 Parent Advances Two CNY
Condensed Financial Statements, Captions [Line Items]
Net assets of PRC subsidiaries, restricted from transfer	$ 437,592,816	2,726,247,000
Losses in excess of investments				73,010,000	454,862,000
Amount due from subsidiaries	67,513,000	420,610,000	241,453,000	577,884,000	3,600,276,000	3,925,198,000				577,884,143	3,600,276,000	3,925,198,000	5,532,174	34,466,000	44,632,000
Amount due to subsidiaries	11,564,000	72,045,000	42,342,000	3,382,000	21,073,000	21,137,000	57,675,639	359,325,000	313,974,000
Unamortized costs related to issuance of convertible bonds	655,000	4,080,000	19,718,000	654,885	4,080,000	19,718,000
Debt instrument issuance costs amortization period				10 years	10 years
Interest payable for convertible bonds	$ 1,616,000	10,068,000	17,544,000	$ 1,616,025	10,068,000	17,544,000
Exchange rate translation, US dollar to RMB	6.2301	6.2301		6.2301	6.2301